COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
24.	COMMITMENTS AND CONTINGENCIES

Purchase commitments

The Company has commitments to purchase property and equipment of $12,357 and $165,717, committed licensing fee payable for the licensing of game titles of $1,900 and $2,799 and commitment to invest in certain companies of $24,056 and $30,136 as of December 31, 2019 and 2020, respectively.

Minimum guarantee commitments

The Company has commitments to pay minimum guarantee of royalty fee to game developers for certain online games it licensed from those game developers. As of December 31, 2019 and 2020, the minimum guarantee commitment amounted to $31,733 and $24,473, respectively, for its launched games as well as licensed but yet to be launched games.

Others

The Company has commitments to extend credit to customers on demand and interest receivables on non-performing assets which is not accrued. As of December 31, 2019 and 2020, the undrawn credit facilities and interest receivables on non-performing assets amounted to nil and $6,533 and nil and $2,295, respectively.